Income tax and social contribution (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Provision for income tax and social contribution payable	R$ 2	R$ 51
Uncertain income tax and social contribution	223
Special Federal Program	127
Income tax and social contribution	352	51
Current liabilities	82	51
Non-current liabilities	R$ 270